Subsequent Events (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 05, 2022	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021	Apr. 02, 2022	Oct. 21, 2021	Aug. 23, 2021	Feb. 10, 2021	Dec. 29, 2020
Subsequent Events (Details) [Line Items]
Merger consideration, description		As consideration for the Merger, the Seller Security Holders collectively shall receive from MICT, in the aggregate, a number of shares of MICT Common Stock equal to (the “Merger Consideration”) the product of (a) 3.44444 and (b) the number of shares of MICT Pre-Closing Common Stock (the total portion of the Merger Consideration amount payable to all Seller Stockholders in accordance with the Merger Agreement). This will result in Tingo shareholders receiving new MICT common shares in an amount equal to approximately 77.5% in the combined company, and current MICT shareholders owning approximately 22.5% on a fully diluted basis following the closing, with a combined estimated group value of $4.09 billion.		As consideration for the Merger, the Seller Security Holders collectively shall receive from MICT, in the aggregate, a number of shares of MICT Common Stock equal to (the “Merger Consideration”) the product of (a) 3.44444 and (b) the number of shares of MICT Pre-Closing Common Stock (the total portion of the Merger Consideration amount payable to all Seller Stockholders in accordance with the Merger Agreement). This will result in Tingo shareholders receiving new MICT common shares in an amount equal to approximately 77.5% in the combined company, and current MICT shareholders owning approximately 22.5% on a fully diluted basis following the closing, with a combined estimated group value of $4.09 billion.
Equity held percentage		26.00%		26.00%		60.00%	60.00%	100.00%	24.00%
TINGO, INC. [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares)			131,537,545
Aggregate amount shares (in Shares)			104,820,000
Authorized shares			$ 50,000
TINGO, INC. [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Authorized shares			1,500,000
TINGO, INC. [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Authorized shares			2,500,000
Class A Common Stock [Member] | TINGO, INC. [Member]
Subsequent Events (Details) [Line Items]
Authorized shares			2,250,000
Class B Common Stock [Member] | TINGO, INC. [Member]
Subsequent Events (Details) [Line Items]
Authorized shares			$ 200,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Transaction price	$ 0
Recognized gain	94
Fucheng Prospect [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Net assets	$ 94
Zhengzhong Energy [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Interest percentage					76.00%
Equity held percentage					24.00%